SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

19   SHARE-BASED COMPENSATION

Equity Incentive Plans

The Company adopted the 2014 Equity Incentive Plan (“the 2014 Plan”) in July 2014 for the granting of share options to key employees, directors and external consultants in exchange for their services. The total number of shares, which may be issued under the 2014 Plan, is 29,240,000 shares.

The Company adopted the 2016 Equity Incentive Plan (“the 2016 Plan”) in August 2016 for the granting of share options, stock appreciation rights and other stock-based award (collectively referred to as the “Awards”) to key employees and directors. The maximum aggregate number of ordinary shares, which may be subject to Awards under the Plan, is 56,707,560 ordinary shares, provided, however, that the maximum number of unallocated ordinary shares which may be issuable pursuant to Awards are subject to certain automatic approval mechanism up to 3% of total issued and outstanding ordinary shares of the Company, if and whenever the unallocated ordinary shares which may be subject to equity awards under the 2016 Plan accounts for less than 1.5% of the Company’s total issued and outstanding ordinary shares.

In June 2018, the Company granted 500,000 share options under the 2014 Plan to an external consultant at an exercise price of US$0.7792 (RMB5.0) per option, which were immediately vested. The options have a contractual term of five years. The Company recognized the fair value of such options granted and vested amounted to US$2,429 (RMB16,073) immediately to profit and loss. The fair value of such options was determined to be approximately the difference between the grant date share price and the exercise price.

A summary of the option activity is as follows:

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2018	28,087,236	5.1	3.2
Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2

Options outstanding at December 31, 2018	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020	407,000	5.1	1.6

Options vested and expected to be vested at December 31, 2020	407,000	5.1	1.6

Total intrinsic value of options exercised was RMB77,917 , RMB266,863 and RMB633,606, respectively, for the years ended December 31, 2018, 2019 and 2020.

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2020:

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	407,000	0.3	5.1

As of December 31, 2019 and 2020, there were no unvested employee or non-employee stock options. Aggregate intrinsic value of options outstanding and exercisable as of December 31, 2020 was RMB29,015.

Settlement of liability-classified restricted shares award

In March, May, August and November 2018, the Company issued a total of 260,560 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB6,357.

In March, May, August and November 2019, the Company issued a total of 237,312 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB7,984.

In March, June, July and October 2020, the Company issued a total of 190,536 fully vested restricted shares to its directors to settle a portion of their remuneration for services provided by the directors, which had been recorded in general and administrative expenses. The number of restricted shares issued was determined by the fair value of the restricted shares on the date of settlement and the share-settled portion of the liability of RMB10,089.

Pursuant to ASC 480-10-25-14, such award that is share-settleable for a fixed monetary amount is a liability-classified award and therefore is re-measured each reporting period until settlement.

Upon issuance of the shares to settle the obligation, equity is increased by the amount of the liability settled in shares and no additional share-based compensation expense was recorded.

Restricted shares to directors, officers and employees

In July 2018 , August 2019 and August 2020, the Company granted non-vested restricted shares of 12,941,952, 14,314,160 and 11,520,312, respectively, to employees, officers and directors. The restricted share awards contained service and market conditions, or service and performance conditions, which are tied to the financial performance of the Company. For restricted shares granted, the value of the restricted shares was determined by the fair value of the restricted shares on the grant date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service conditions and market conditions attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. For restricted shares with market conditions, the probability to achieve market conditions is reflected in the grant date fair value.

A summary of the restricted share activity is as follows:

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2018	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

Unvested at December 31, 2018	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

Unvested at December 31, 2019	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020	31,018,768	42.4

The Company recognized share-based compensation expenses of RMB89,804, RMB189,447 and RMB333,686 for the years ended December 31, 2018, 2019 and 2020, respectively, for the restricted share awards. As of December 31, 2020, total unrecognized compensation expense relating to the unvested shares was RMB574,564. The expense is expected to be recognized over a weighted average period of 1.73 years using the graded-vesting attribution method. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2018, 2019 and 2020.

Total intrinsic value of restricted shares vested was RMB160,264, RMB311,923 and RMB827,396, respectively, for the years ended December 31, 2018, 2019 and 2020. Aggregate intrinsic value of unvested restricted shares as of December 31, 2020 was RMB2,369,023.

The fair value of the restricted shares granted is estimated on the date of grant using the Monte Carlo simulation model with the following assumptions used.

Grant date:	August 2018	August 2019	August 2020
Risk-free rate of return	2.047% - 2.418%	1.67% - 1.88%	0.14% - 0.19%
Volatility	71.85%	63.22%	59.23%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$3.125	US$5.02375	US$10.1475
	(RMB21.3)	(RMB34.6)	(RMB70.5)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

(1)	Volatility

Expected volatility is assumed based on the historical volatility of the Company’s comparable companies or the Company in the period equal to the expected term of each grant.

(2)	Risk-free interest rate

Risk-free rate equal to the United States Government Treasury Yield Rates for a term equal to the remaining expected term.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the restricted shares.

A summary of share-based compensation expenses for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Years ended December 31,
	2018	2019	2020

Costs of revenue	18,008	46,007	89,943
Selling and marketing expenses	25,213	39,436	54,204
General and administrative expenses	61,707	101,949	184,943
Research and development expenses	949	2,364	4,596
Total share-based compensation expenses	105,877	189,756	333,686